Goodwill and Intangible Assets: Estimated amortization expense (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Dec. 28, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 570,708	$ 434,117
2021	616,744	434,118
2022	246,324	164,895
2023	94,511	30,787
2024	68,491	11,138
Thereafter	444,658	7,898
Total	$ 2,041,435	$ 1,082,952	$ 276,380